Acquisitions and Investments - Schedule of Pro Forma Combined Results of Operations (Details) - Pro Forma [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Acquisitions and Investments - Schedule of Pro Forma Combined Results of Operations (Details) [Line Items]
Current Assets			$ 846,339	$ 115,323
Non-Current Assets			17,295,608	5,983,135
Total Assets			18,141,947	6,098,458
Current Liabilities			8,760,728	18,787,002
Non-Current Liabilities			308,510	3,551,643
Total Liabilities			9,069,238	22,338,645
Mezzanine Equity			84,790	84,790
Total Stockholders’ Equity (Deficit)			8,987,919	(16,324,977)
Revenue	$ 323,429	$ 136,131	3,366,411	3,946,445
Cost of Revenue	333,201	121,073	2,011,384	2,201,900
Gross Profit	(9,772)	15,058	1,355,027	1,744,545
Operating Expenses	456,727	309,596	14,456,452	17,141,229
Other income (expenses), net			3,208,409	6,868,878
Net Loss	$ (466,499)	$ (301,192)	$ (9,893,016)	$ (8,527,806)